Dividends	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Dividends
9. Dividends

All figures in £ millions	2019	2018	2017
Final paid in respect of prior year 13.5p (2018: 12.0p, 2017: 34.0p)	101	93	277
Interim paid in respect of current year 6.0p (2018: 5.5p, 2017: 5.0p)	46	43	41

	147	136	318

The Directors are proposing a final dividend in respect of the financial year ended 31 December 2019 of 13.5p per share which will absorb an estimated £106m of shareholders’ funds. It will be paid on 7 May 2020 to shareholders who are on the register of members on 27 March 2020. These financial statements do not reflect this dividend.